Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

The Group evaluates all events and transactions that occur after December 31, 2024, other than the event disclosed elsewhere in these consolidated financial statements, there is no other subsequent event occurred that would require recognition or disclosure in the Group’s consolidated financial statements.

On January 15, 2025, the Company consummated its initial public offering (“IPO”) of 2,100,000 Class A Ordinary Shares at an offering price of $4 per share, generating gross proceeds of $8,400,000 with net proceeds of approximately $7.39 million, after deducting estimated underwriting discounts and commissions and estimated offering expenses payable by the Company. The Class A Ordinary Shares were approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “UFG”.

The Company granted the underwriter a 45-day option to purchase up to 315,000 additional Class A Ordinary Shares on the same terms and conditions for the purpose of covering any over-allotments in connection with the IPO (the “OA Option”). On February 4, 2025, the underwriter exercised the OA Option in full to purchase 315,000 additional Class A Ordinary Shares from the Company at the public offering price of $4 per share, generated gross proceeds of $1,260,000 with net proceeds of approximately $1.17 million, after deducting estimated underwriting discounts and commissions and estimated offering expenses payable by the Company.

Underwriter Private Warrants

In connection with and upon closing of the Public Offering on January 15, 2025 and OA Option exercised on February 4, 2025, respectively, the Company issued totaling 120,750 warrant shares (“warrants”) to the underwriter. The warrants carry a term of five years and shall not be exercisable for a period of six months until initial exercise date, July 10, 2025, and shall be exercisable at a per share price of $5. As of the date of this report, 120,750 shares of warrants were issued and outstanding; and none of the warrants have been exercised.